CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Revenues:
Leased hotels	$ 639,425	3,870,887	3,069,431	2,172,934
Manachised and franchised hotels	90,846	549,958	349,847	212,644
Total revenues	730,271	4,420,845	3,419,278	2,385,578
Less: Business tax and related taxes	41,663	252,216	194,751	135,981
Net revenues	688,608	4,168,629	3,224,527	2,249,597
Operating costs and expenses:
Hotel operating costs	525,574	3,181,666	2,453,902	1,703,337
Selling and marketing expenses	22,817	138,129	102,814	94,754
General and administrative expenses	47,038	284,756	224,111	167,642
Pre-opening expenses	34,902	211,284	230,690	184,298
Total operating costs and expenses	630,331	3,815,835	3,011,517	2,150,031
Other operating income	4,584	27,750	6,723	7,580
Income from operations	62,861	380,544	219,733	107,146
Interest income	1,133	6,856	14,554	18,111
Interest expense	134	813	822	882
Other income (expense)	315	1,907	2,208	2,649
Foreign exchange gain (loss)	3	21	(2,000)	15,930
Income before income taxes	64,178	388,515	233,673	142,954
Income tax expense	17,315	104,820	54,169	24,816
Net income	46,863	283,695	179,504	118,138
Less: net income attributable to noncontrolling interest	634	3,837	4,617	3,306
Net income attributable to China Lodging Group, Limited	46,229	279,858	174,887	114,832
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil for 2011, 2012 and 2013	(161)	(976)	758	(16,463)
Comprehensive income	46,702	282,719	180,262	101,675
Comprehensive income attributable to the noncontrolling interest	634	3,837	4,617	3,306
Comprehensive income attributable to China Lodging Group, Limited	$ 46,068	278,882	175,645	98,369
Earnings per share:
Basic (in RMB and dollars per share)	$ 0.19	1.14	0.72	0.47
Diluted (in RMB and dollars per share)	$ 0.19	1.12	0.71	0.47
Weighted average number of shares used in computation:
Basic (in shares)	245,187,348	245,187,348	243,284,332	241,928,286
Diluted (in shares)	249,486,284	249,486,284	246,981,001	246,181,202